MERRIMAC SHORT-TERM ASSET
                                 RESERVE SERIES




                                  ANNUAL REPORT
                                DECEMBER 31, 1999

                    Merrimac Short-Term Asset Reserve Series

                             Statement of Operations
================================================================================

                                                                             For the Year Ended
                                                                            December 31, 1999 (1)
                                                                            ----------------------
Net Investment Income Allocated from Portfolio (Note 1)
     Interest                                                                $           24,438
     Expenses                                                                            (1,333)
                                                                            --------------------
         Net investment income from Portfolio                                            23,105
                                                                            --------------------

Fund Expenses
     Accounting, transfer agency, and administration fees (Note 4)                           41
     Trustees fees and expenses                                                             203
     Audit and tax return preparation fees                                                4,000
     Registration                                                                         8,419
     Miscellaneous                                                                          127
                                                                            --------------------
         Total expenses                                                                  12,790
     Expense reimbursement and waiver (note 4)                                          (12,637)
                                                                            --------------------

         Total expenses                                                                     153
                                                                            --------------------

Net Investment Income                                                                    22,952

Net Realized Loss on Investments Allocated from Portfolio                                (6,713)
                                                                            --------------------

Net Unrealized Gain on Investments Allocated from Portfolio                               3,715
                                                                            --------------------

Net Increase in Net Assets from Operations                                   $           19,954
                                                                            ====================

(1) The Merrimac Short-Term Asset Reserve Series ceased investment operations on May 26, 1999.



    The accompanying notes are an integral part of the financial statements.

                    Merrimac Short-Term Asset Reserve Series

                       Statement of Changes in Net Assets
================================================================================

                                                                                                          For the Period
                                                                                                          August 7, 1998
                                                                                                         (Commencement of
                                                                         For the Year Ended               Operations) to
                                                                       December 31, 1999 (1)            December 31, 1998
                                                                       ---------------------            ------------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                                             $         22,952                  $       123,225
     Net realized gain (loss) allocated from Portfolio                           (6,713)                           3,822
     Net unrealized gain (loss) allocated from Portfolio                          3,715                           (3,715)
                                                                       -----------------                 ----------------
         Net increase in net assets from operations                              19,954                          123,332
                                                                       -----------------                 ----------------

Dividends Declared from Net Investment Income
     Premium Class                                                              (22,820)                        (123,225)
                                                                       -----------------                 ----------------
         Total dividends declared                                               (22,820)                        (123,225)
                                                                       -----------------                 ----------------

Fund Share Transactions (Note 6)
     Proceeds from shares sold                                                       --                       14,000,030
     Proceeds from shares reinvested                                             34,416                          107,750
     Payment for shares redeemed                                             (1,039,437)                     (13,100,000)
                                                                       -----------------                 ----------------
         Net increase in net assets derived from share transactions          (1,005,021)                       1,007,780
                                                                       -----------------                 ----------------

     Net increase (decrease) in net assets                                   (1,007,887)                       1,007,887

Net Assets
     Beginning of period                                                      1,007,887                               --
                                                                       -----------------                 ----------------
     End of period                                                     $              0                  $     1,007,887
                                                                       =================                 ================

(1) The Merrimac Short-Term Asset Reserve Series ceased investment operations on May 26, 1999.





    The accompanying notes are an integral part of the financial statements.

                    Merrimac Short-Term Asset Reserve Series

                              Financial Highlights
================================================================================
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                                          Premium Class
                                                                  --------------------------------------------------------------
                                                                                                           For the Period
                                                                                                           August 7, 1998
                                                                                                          (Commencement of
                                                                                                           Operations) to
                                                                       December 31, 1999 (2)             December 31, 1998
                                                                  ------------------------------     ---------------------------
Net asset value, beginning of period                                $                      9.97      $                    10.00
                                                                    ----------------------------     ---------------------------


   Net investment income                                                                 0.2204                          0.2350


   Dividends from net investment income                                                 (0.2204)                        (0.2350)

   Net realized and unrealized loss on investments                                      (0.0100)                        (0.0300)
                                                                    ----------------------------     ---------------------------


Net asset value, end of period                                      $                      9.96(3)   $                     9.97
                                                                    ============================     ===========================


Total Return (1)                                                                          4.65%                           5.22%


Annualized Ratios to Average Net Assets/
Supplemental Data
   Net expenses                                                                           0.36%(4)                        0.36%
   Net investment income                                                                  5.54%(4)                        5.80%
   Net expenses, before waivers and reimbursements                                        3.42%(4)                        1.36%
   Net assets, end of period (000s omitted)                                                  --                          $1,008

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

(2) The Merrimac Short-Term Asset Reserve Series ceased investment operations on May 26, 1999.

(3)  Reflects the net asset value on May 26, 1999.

(4)  Annualized based on the activity of the Fund through May 26, 1999.


    The accompanying notes are an integral part of the financial statements.

                    Merrimac Short-Term Asset Reserve Series

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies

         The Merrimac Series (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as an open-end management investment company. The Merrimac Short-Term Asset Reserve Series (the "Fund") is a diversified investment portfolio or series of the Trust. The Fund consists of three classes of shares, the Premium Class, the Institutional Class and the Investment Class. As of May 26, 1999, there were no assets in the Fund, thus no Statement of Assets and Liabilities is presented.

         The Fund seeks to achieve its investment objective by investing all of its investable assets in the Standish Short-Term Asset Reserve Portfolio (the "Portfolio"). The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The Fund has the same investment objective as the Portfolio into which it invests. The performance of the Fund is directly affected by the performance of the Portfolio.

         The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A. Investment Security Valuations

         Portfolio securities for which quotations are readily available are valued at the last sales price, or if no sales price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the supervision of the Portfolio's Board of Trustees.

         Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost. If the Portfolio acquired a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day day period that amortized cost does not represent fair value.

         B. Repurchase Agreements

         It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

         C. Securities Transactions and Income

         The Portfolio record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

         D. Federal Income Taxes

         The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.


         E. Expense Allocation

         Expenses directly attributable to a Fund of the Trust are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to each of the funds in the Trust.

                    Merrimac Short-Term Asset Reserve Series

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)      Dividends and Distributions to Shareholders

         Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3)      Shareholder Servicing and Distribution Plans

         The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class may pay an annual fee of up to 0.25% of the value of the assets that an organization services on behalf of its clients. Under a Distribution Plan, the Investment Class may pay an annual distribution fee of up to 0.25% of the value of the assets that an organization invests in the Funds on behalf of its clients.

(4)      Management Fee and Affiliated Transactions

         The Portfolio retains Standish, Ayer & Wood, Inc. as investment adviser. The Fund pays no direct fee for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolio.

         Investors Bank & Trust Company ("Investors Bank") or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Fund. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.03% of the average daily net assets of the Fund.

         Investors Bank has voluntarily agreed to waive 0.02% of its fee and to limit the total Fund operating expenses of the STAR Series to 0.36% of the average daily net assets.

         Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(5)      Shares of Beneficial Interest

         The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for the Fund having a par value of $0.001 per share. Transactions in Fund Premium Class shares were as follows:

                                                                                      Net Increase in
               Period          Shares Sold      Shares Reinvested   Shares Redeemed         Shares
         -------------------------------------- ------------------ ------------------ -------------------
         For the year
         ended December             --                3,453            (104,560)          (101,107)
         31, 1999

         August 7, 1998
         (Commencement of
         Operations) to
         December 31, 1998      1,401,014            10,779           (1,310,686)          101,107

(6)      Investment Transactions

         Investments in and withdrawals from the Portfolio during the Fund's 1999 operations were $34,416 and $1,049,577, respectively.

(7)      Federal Tax Information

         At December 31, 1999, the Fund had $13,737 available as capital loss carryforwards, which expire in 2007.

Report of Ernst & Young LLP, Independent Auditors


To the Board of Trustees and
Shareholders of the Merrimac STAR Series

We have audited the accompanying statement of operations of the Merrimac STAR Series (the Series) for the period from January 1, 1999 to May 26, 1999 (date which investment operations ceased), the statements of changes in net assets and the financial highlights for the period from January 1, 1999 to May 26, 1999, and for the period from August 7, 1998 (commencement of operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the results of operations of the Merrimac STAR Series for the period from January 1, 1999 to May 26, 1999, and the changes in its net assets and the financial highlights for the period from January 1, 1999 to May 26, 1999 and for the period from August 7, 1998 to December 31, 1998, in conformity with accounting principles generally accepted in the United States.



                                                           /s/ Ernst & Young LLP



Boston, Massachusetts
February 11, 2000